Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, Plant and Equipment
15	PROPERTY, PLANT AND EQUIPMENT

Year Ended December 31, 2020	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598
Additions	3,620	1,044	8,425	1,419	776	188,591	203,875
Transfers	16,827	152,389	23,618	—	12,169	(205,003)	—
Disposals or write offs	(22,910)	(39,497)	(438,169)	(5,661)	(3,340)	(8,934)	(518,511)
Currency translation differences	(763)	(19,214)	(1,086)	(49)	(746)	(1,074)	(22,932)

At end of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030

Accumulated depreciation and impairment
At beginning of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)
Charge for the year and others	(11,005)	(136,433)	(45,912)	(1,260)	(10,573)	—	(205,183)
Impairment charge	(214)	(13,908)	(113)	—	(837)	(295)	(15,367)
Disposals or write offs or transfers	7,948	24,234	173,196	3,739	2,031	1,012	212,160
Currency translation differences	315	13,459	490	37	534	(10)	14,825

At end of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)

Net book value
At end of the year	138,049	813,888	258,295	5,426	13,077	223,356	1,452,091

Year Ended December 31, 2019	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	237,038	2,113,366	1,102,423	27,911	34,080	226,623	3,741,441
Additions	1,330	5,990	6,111	1,325	752	283,170	298,678
Transfers	21,265	174,749	52,449	—	1,234	(249,697)	—
Disposals or write offs	(7,605)	(40,253)	(7,528)	(2,096)	(549)	(8,900)	(66,931)
Currency translation differences	146	7,351	161	8	638	4,106	12,410

At end of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598

Accumulated depreciation and impairment
At beginning of the year	(100,767)	(1,312,907)	(570,120)	(20,276)	(21,714)	(6,269)	(2,032,053)
Charge for the year and others	(11,402)	(128,859)	(50,360)	(1,386)	(1,365)	—	(193,372)
Impairment charge	(237)	(11,562)	(1,159)	(4)	(38)	(419)	(13,419)
Disposals or write offs or transfers	4,532	28,241	5,945	1,724	436	491	41,369
Currency translation differences	(69)	(4,302)	(76)	(5)	(411)	(36)	(4,899)

At end of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)

Net book value
At end of the year	144,231	831,814	537,846	7,201	13,063	249,069	1,783,224

The Group’s exploration and production segment determines whether there are any indications of impairment for the oil blocks according to the Group’s guidance of identification of impairment indications for oil and gas properties, performs the impairment tests on those oil blocks with indications of impairment, and reports the results to the Group’s internal professional team (including operation and finance team) for further overall assessment and evaluation. The final results of the impairment tests have been submitted to the Group’s management for review and approval. The Group recorded impairment losses amounting to RMB 13,908 related to oil and gas properties under the exploration and production segment for the year ended December 31, 2020 (2019: RMB 11,562 related to oil and gas properties under the exploration and production segment, 2018: RMB 19,856 and RMB 2,904 related to oil and gas properties and construction in progress respectively under the exploration and production segment) due to the decline of oil and gas reserves, the higher production costs and significant drop in the economic benefits of certain oil blocks at the late stage of production. The carrying amount of those impaired oil and gas properties was written down to their respective recoverable amounts, which were determined based on the present values of the expected future cash flows of the assets. The Group referred to the weighted average cost of capital of the oil and gas industry when determining discount rate, and made relevant adjustments according to specific risks in different countries or regions. In 2020, the after-tax
discount rates adopted by most oil fields or blocks of the Group ranged 5.9% to 12% (2019: 6.4% to 15.4%, 2018: 7.3% to 11.5%).

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
	RMB	RMB	RMB
At beginning of the year	36,101	26,905	22,843
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,104	35,098	28,045
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(18,464)	(17,002)	(15,404)
Capitalized exploratory well costs charged to expense	(8,934)	(8,900)	(8,579)

At end of the year	38,807	36,101	26,905

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2020	December 31, 2019
	RMB	RMB
One year or less	23,428	23,924
Over one year	15,379	12,177

Balance at December 31	38,807	36,101

Capitalized exploratory well costs over one year are principally related to wells that are under further evaluation of drilling results or pending completion of development planning to ascertain economic viability.